Annual Fund Operating Expenses - John Hancock Strategic Income Opportunities	Jul. 01, 2021
John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 | Class A
Document Information [Line Items]
Management fee	0.64%
Distribution and service (Rule 12b-1) fees	0.30%
Service plan fee	none
Additional other expenses	0.18%
Other expenses	0.18%
Total annual fund operating expenses	1.12%
Contractual expense reimbursement	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursements	1.07%
John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 | Class C
Document Information [Line Items]
Management fee	0.64%
Distribution and service (Rule 12b-1) fees	1.00%
Service plan fee	none
Additional other expenses	0.18%
Other expenses	0.18%
Total annual fund operating expenses	1.82%
Contractual expense reimbursement	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursements	1.77%
John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 | Class I
Document Information [Line Items]
Management fee	0.64%
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.18%
Other expenses	0.18%
Total annual fund operating expenses	0.82%
Contractual expense reimbursement	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursements	0.77%
John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 | Class R2
Document Information [Line Items]
Management fee	0.64%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.25%	[2]
Additional other expenses	0.06%
Other expenses	0.31%
Total annual fund operating expenses	1.20%
Contractual expense reimbursement	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursements	1.15%
John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 | Class R6
Document Information [Line Items]
Management fee	0.64%
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.06%
Other expenses	0.06%
Total annual fund operating expenses	0.70%
Contractual expense reimbursement	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursements	0.65%
John Hancock Strategic Income Opportunities Fund - Class NAV | Class NAV
Document Information [Line Items]
Management fee	0.64%
Other expenses	0.05%
Total annual fund operating expenses	0.69%
Contractual expense reimbursement	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursements	0.64%

[1]	The advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[2]	“Service plan fee” has been restated to reflect maximum allowable fees.